Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current Assets:
Cash and cash equivalents	$ 17,735	$ 23,160	$ 14,862
Prepaid and other current assets	308	215	55
Total current assets	18,043	23,375	14,917
Computer equipment, net of accumulated depreciation			22
Total Assets	18,043	23,375	14,939
Current Liabilities:
Accounts payable	1,001	575	476
Accounts payable-related party			46
PCP Interest payable-related party	19	19
Accrued expenses	2,823	2,899	1,037
Total current liabilities	3,843	3,493	1,559
PCP Notes payable-related party	750	750
Total Liabilities	4,593	4,243	1,559
Commitments and Contingencies
Convertible Preferred Stock, $.001 par value, 461,263 Series C Shares authorized, 0 shares issued and outstanding as of March 31, 2012 and December 31, 2011, respectively; 10,000,000 shares authorized, 4,357,885 Series A Shares issued and outstanding as of December 31, 2010, net of issuance costs (liquidation value of $54,844 as of December 31, 2010)			29,277
Stockholders' Equity (Deficit):
Common Stock, $.001 par value, 50,000,000 shares authorized, 18,604,245 shares issued and outstanding as of March 31, 2012 and December 31, 2011, respectively; 4,791,102 shares issued and outstanding as of December 31, 2010	19	19	5
Additional paid-in capital	76,561	75,687	4,312
Deficit accumulated during development stage	(63,130)	(56,574)	(20,214)
Total Stockholders' Equity (Deficit)	13,450	19,132	(15,897)
Total Liabilities, Convertible Preferred Stock and Stockholders' Equity (Deficit)	$ 18,043	$ 23,375	$ 14,939